Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash and cash equivalents
Cash on hand	$ 38	₨ 2,511		₨ 1,105	₨ 2,659
Credit card collection in hand	3,212	209,161		271,125	123,989
Balances with bank		2,229,498		1,230,028
Cash in transit	367	23,902		30,371
Total cash and cash equivalents	$ 37,860	2,465,073	$ 23,539	1,532,629	₨ 389,664	₨ 221,024
Undrawn borrowing facilities		₨ 710,450		₨ 500,450